Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity

(6) Stockholders’ Equity

(a) Common Stock and Authorized Capital

The authorized capital stock of the Company consisted of 1,000,000 shares of undesignated preferred stock and 125,000,000 shares of Class B common stock. The Company’s board of directors has the authority to issue up to 1,000,000 shares of preferred stock, $0.01 par value in one or more series and has the authority to designate rights, privileges and restrictions of each such series, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, liquidation preferences and the number of shares constituting any series.

The Company has two classes of authorized common stock: Class A common stock and Class B common stock. Except with respect to voting rights, the Class A and Class B shares have identical rights. Each share of Class A common stock is entitled to twenty-five votes per share, and each share of Class B common stock is entitled to one vote per share. Each share of Class A common stock is convertible at the holder’s option into one share of Class B common stock.

In accordance with the stockholders’ agreement signed by Class A and the founding Class B common stockholders, the following provisions survived the Company’s initial public offering: Class A stockholders other than Russell C. Horowitz may only sell, assign or transfer their Class A stock to existing Class A stockholders or to the Company and in the event of transfers of Class A stock not expressly permitted by the stockholders’ agreement, such shares of Class A stock shall be converted into shares of Class B common stock.

In November 2006, the Company’s board of directors authorized a share repurchase program for the Company to repurchase up to 3 million shares of the Company’s Class B common stock as well as the initiation of a quarterly cash dividend for the holders of the Class A and Class B common stock. In 2008 and 2009, the Company’s board of directors authorized various increases in the share repurchase program for the Company to repurchase up to 11 million shares in the aggregate (less shares previously repurchased under the share repurchase program) of the Company’s Class B common stock. In December 2011, the Company’s board of directors authorized an increase in the share repurchase program for the Company to repurchase up to 12 million shares in the aggregate (less shares previously repurchased under the share repurchase program) of the Company’s Class B common stock. Under the share repurchase program, repurchases may take place in the open market and in privately negotiated transactions and at times and in such amounts as the Company deems appropriate. The timing and actual number of shares repurchased will depend on a variety of factors including price, corporate and regulatory requirements, capital availability, and other market conditions. This stock repurchase program does not have an expiration date and may be expanded, limited or terminated at any time without prior notice. During the year ended December 31, 2010, the Company repurchased approximately 1.2 million shares of Class B common stock for $6.5 million under this repurchase program. During the year ended December 31, 2011, the Company repurchased approximately 883,000 shares of Class B common stock for $6.2 million under this repurchase program. During the year ended December 31, 2012, the Company repurchased approximately 387,000 shares of Class B common stock for $1.7 million under this repurchase program.

During the years ended December 31, 2011 and 2012, the Company’s board of directors authorized the retirement of 1.0 million and 1.2 million shares, respectively, of the Company’s Class B common stock, all of which had been repurchased by the Company and had been classified as treasury stock on the consolidated balance sheet before retirement.

During 2010, 2011 and 2012, the Company’s board of directors declared the following quarterly dividends on the Company’s Class A common stock and Class B common stock:

Approval Date	Per share dividend	Date of record	Total amount (in thousands)	Payment date
January 2010	$0.02	February 4, 2010	$706	February 15, 2010
April 2010	$0.02	May 5, 2010	$704	May 17, 2010
July 2010	$0.02	August 6, 2010	$705	August 16, 2010
October 2010	$0.02	November 5, 2010	$701	November 15, 2010
January 2011	$0.02	February 4, 2011	$712	February 15, 2011
April 2011	$0.02	May 6, 2011	$743	May 16, 2011
July 2011	$0.02	August 5, 2011	$738	August 15, 2011
October 2011	$0.02	November 5, 2011	$745	November 15, 2011
January 2012	$0.02	February 3, 2012	$751	February 15, 2012
April 2012	$0.02	May 4, 2012	$743	May 15, 2012
July 2012	$0.02	August 3, 2012	$755	August 15, 2012
August 2012	$0.015	August 16, 2012	$566	August 31, 2012
October 2012	$0.035	November 2, 2012	$1,300	November 15, 2012

In August 2012, the Company’s board of directors approved an increase to the Company’s quarterly cash dividend on the Company’s Class A and Class B common stock, subject to capital availability, from $0.02 per share to $0.035 per share. The increase in the dividend raises the annual dividend rate to $0.14 per share or $5.3 million. The Company paid the incremental $0.015 per share dividends on August 31, 2012 to Class A and Class B common stockholders of record as of the close of business on August 16, 2012. The Company paid approximately $566,000 for these incremental dividends.

In December 2012, the Company’s board of directors declared a quarterly dividend for the first, second, third and fourth quarters of 2013 totaling $0.14 per share on its Class A common stock and Class B common stock, which was paid on December 31, 2012 to the holders of record as of the close of business on December 18, 2012. The dividend paid totaled $5.3 million.

(b) Stock Option Plan

The Company’s stock incentive plan (the “2003 Plan”) allows for grants of both stock option and restricted stock awards to employees, officers, non-employee directors, and consultants and such options may be designated as incentive or non-qualified stock options at the discretion of the Plan’s Administrative Committee. In May 2010, the Company’s Board of Directors approved an amendment to the Company’s 2003 Amended and Restated Stock Incentive Plan (the “Plan”) which provides for the grant of restricted stock units to eligible participants under the Plan. The Plan authorizes grants of options to purchase up to 4,000,000 shares of authorized but unissued Class B common stock and provides for the total number of shares of Class B common stock for which options designated as incentive stock options may be granted shall not exceed 8,000,000 shares. Annual increases are to be added on the first day of each fiscal year beginning on January 1, 2004 equal to 5% of the outstanding common stock (including for this purpose any shares of common stock issuable upon conversion of any outstanding capital stock of the Company). As a result of this provision, the authorized number of shares available under this Plan was increased by 1,768,421 to 15,901,595 on January 1, 2010 and by 1,774,752 to 17,676,347 on January 1, 2011 and by 1,877,411 to 19,553,758 on January 1, 2012. The Company may issue new shares or reissue treasury shares for stock option exercises and restricted stock grants. Generally, stock options have 10-year terms and vest 25% each year either annually or quarterly, over a 4 year period.

In April 2012, the Company’s Board of Directors approved the establishment of the Marchex 2012 Stock Incentive Plan (the “2012 Plan”). After December 31, 2012, no further awards will be made under the 2003 Plan. The 2012 Plan authorizes up to 3,500,000 shares of Class B common stock that may be issued with respect to awards granted under the Plan, and provides that the total number of shares of Class B common stock for which options designated as incentive stock options may be granted shall not exceed 3,500,000 shares. Annual increases to each of these share limits are to be added on the first day of each fiscal year beginning on January 1, 2013 equal to 5% of the outstanding common stock (including for this purpose any shares of common stock issuable upon conversion of any outstanding capital stock of the Company) or in the case of incentive stock options, if lesser of 2,000,000 shares of Class B common stock or such number as determined by the Company’s Board of Directors. As a result of this provision, the authorized number of shares available under the 2012 Plan was increased by 1,877,388 to 5,377,388. The Company may issue new shares or reissue treasury shares for stock option exercises and restricted stock grants. Generally, stock options have 10-year terms and vest 25% each year either annually or quarterly, over a 4 year period.

The Company did not grant any options with exercise prices less than the then current market value during 2010, 2011 and 2012.

The Company measures stock-based compensation cost at the grant date based on the fair value of the award and recognize it as expense, net of estimated forfeitures, over the vesting or service period, as applicable, of the stock award using the straight-line method.

Stock-based compensation expense has been included in the same lines as compensation paid to the same employees in the consolidated statement of operations. Stock-based compensation expense was included in the following operating expense categories as follows (in thousands):

	Twelve months ended December 31,
	2010	2011	2012
Service costs	$798	$1,289	$1,869
Sales and marketing	734	1,471	2,029
Product development	1,015	1,408	1,038
General and administrative	8,152	10,890	10,702

Total stock-based compensation	$10,699	$15,068	$15,638

Income tax benefit related to stock-based compensation included in net income (loss) from continuing operations	$2,965	$5,023	$4,728

FASB ASC 718 requires the benefits of tax deductions in excess of the stock-based compensation cost to be classified as financing cash inflows rather than operating cash inflows. This amount is shown as “Excess tax benefit related to stock-based compensation” on the consolidated statement of cash flows.

The Company uses the Black-Scholes option pricing model to estimate the per share fair value of stock option grants with time-based vesting. The Black-Scholes model relies on a number of key assumptions to calculate estimated fair values. For years ended December 31, 2010, 2011 and 2012, the expected life of each award granted was determined based on historical experience with similar awards, giving consideration to contractual terms, anticipated exercise patterns, vesting schedules and forfeitures. Expected volatility is based on historical volatility levels of the Company’s Class B common stock and the expected volatility of companies in similar industries that have similar vesting and contractual terms. The risk-free interest rate is based on the implied yield currently available on U.S. Treasury issues with terms approximately equal to the expected life of the option. The Company uses an expected annual dividend yield in consideration of the Company’s common stock dividend payments which commenced in 2007.

The following weighted average assumptions were used in determining the fair value of time-vested stock option grants for the periods presented:

	Years ended December 31,
	2010	2011	2012
Expected life (in years)	3.5 – 6.25	4.0 – 6.25	4.0 – 6.25
Risk-free interest rate	1.00% to 2.08%	0.60% to 1.77%	0.47% to 0.78%
Expected volatility	66% to 68%	68% to 71%	65% to 70%
Weighted average expected volatility	67%	70%	67%
Expected dividend yield	0.91% to 1.10%	0.91%	1.33% to 3.11%

During 2010, 2011, and 2012, the Company issued equity awards which include stock options, restricted stock awards, and restricted stock units that have vesting based on a combination of certain service and market conditions. The compensation costs and derived service periods for stock option grants with vesting based on a combination of service and market conditions are estimated using the binomial lattice model to determine the fair value for each tranche and a Monte Carlo simulation to determine the derived service period for each tranche. The risk-free interest rate is based on the 10 year bond rate as of the valuation date based on the contractual life of the option.

The following weighted average assumptions were used in determining the fair value for option grants with vesting based on a combination of certain service and market conditions for the periods presented:

	Years ended December 31,
	2010	2011	2012
Expected life (in years)	1.2 – 5.9	1.97 – 4.54	1.50 – 5.74
Risk-free interest rate	3.36% to 3.56%	1.94%	1.81%
Expected volatility	61%	57%	60%
Weighted average expected volatility	61%	57%	60%
Expected dividend yield	0.91% to 1.63%	1.26%	3.17%

Stock option and restricted stock award activity during the period indicated is as follows:

	Options and Restricted Stock available for grant	Number of options outstanding	Weighted average exercise price of options	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Balance at December 31, 2009	3,478,507	4,701,151	$9.59	5.61
Increase to option pool January 1, 2010	1,768,421
Options granted (1)	(2,376,450)	2,376,450	6.62
Restricted stock granted	(1,613,000)	—
Restricted stock forfeited	82,250	—
Options exercised	—	(81,974)	4.54
Options expired	296,214	(296,214)	13.49
Options forfeited	288,824	(288,824)	7.12

Balance at December 31, 2010	1,924,766	6,410,589	$8.48	7.20
Increase to option pool January 1, 2011	1,774,752
Options granted (2)	(1,735,950)	1,735,950	7.28
Restricted stock granted	(1,603,899)	—
Restricted stock forfeited	62,125	—
Options exercised	—	(410,662)	4.28
Options expired	277,775	(277,775)	14.47
Options forfeited	254,318	(254,318)	6.70

Balance at December 31, 2011	953,887	7,203,784	$8.24	6.81
Increase to option pool January 1, 2012	1,877,411
Options granted (2)	(915,500)	915,500	4.13
Restricted stock granted	(1,343,250)	—
Restricted stock forfeited	723,232	—
Options exercised	—	(6,556)	4.13
Options expired	407,505	(407,505)	11.04
Options forfeited	675,863	(675,863)	7.04

Balance at December 31, 2012	2,379,148	7,029,360	$7.67	6.28	$506

Options exercisable at December 31, 2012 (3)		4,650,934	$8.52	5.08	$339

(1)	Includes 880,000 stock options which vest over 2 years.
(2)	Includes 765,000, 313,400, and 202,000 stock options issued in 2010, 2011 and 2012, respectively, which have vesting based on a combination of certain service and market conditions.
(3)	Includes 618,000 stock options which have vested based on meeting a combination of certain service and market conditions.

The following table summarizes information concerning currently outstanding and exercisable options at December 31, 2012:

Options Outstanding				Options Exercisable
Range of exercise prices per share	Number Outstanding	Average remaining contractual life (in years)	Weighted Average Exercise price per share	Number exercisable	Weighted average exercise price per share
$ 3.00 – $ 4.06	715,589	5.76	$3.40	341,610	$3.12
$ 4.10 – $ 4.41	482,544	9.72	4.38	18,610	4.28
$ 4.44 – $ 4.63	738,375	6.67	4.62	718,149	4.63
$ 4.64 – $ 4.89	806,051	6.54	4.85	657,986	4.86
$ 4.90 – $ 6.10	368,778	7.02	5.41	234,677	5.43
$ 6.19 – $ 6.35	846,100	8.82	6.35	229,025	6.35
$ 6.38 – $ 8.67	477,175	4.43	7.11	334,715	6.88
$ 8.68 – $ 8.77	756,850	7.41	8.77	432,949	8.77
$ 8.81 – $11.02	873,062	5.12	10.27	718,377	10.45
$11.27 – $24.54	964,836	3.00	16.21	964,836	16.21

	7,029,360	6.28	$7.67	4,650,934	$8.52

Information related to stock compensation activity during the period indicated is as follows:

	Years ended December 31,
	2010	2011	2012
Weighted average fair value of options granted	$6.62	$3.54	$1.78
Intrinsic value of options exercised (in thousands)	$293	$1,885	$7
Total grant date fair value of restricted stock vested (in thousands)	$5,023	$4,056	$22,015

At December 31, 2012, there was $6.6 million of stock option compensation expense related to non-vested awards not yet recognized, which is expected to be recognized over a weighted average period of 2.5 years.

During the years ended December 31, 2010, 2011 and 2012 gross proceeds recognized from the exercise of stock options was approximately $372,000, $1.8 million and $27,000, respectively. The net excess tax benefit (shortfall) on stock option exercises, restricted stock vesting, and dividends paid on unvested restricted stock during the years ended December 31, 2010, 2011 and 2012, of approximately ($537,000), $913,000 and ($4.0) million, respectively, were recorded to additional paid in capital.

Restricted stock awards and restricted stock unit activity for the years ended December 31, 2010, 2011 and 2012 is summarized as follows:

	Shares/ Units	Weighted Average Grant Date Fair Value
Unvested at December 31, 2009	2,541,802	$8.99
Granted	1,613,000	6.67
Vested	(603,802)	8.32
Forfeited	(82,250)	4.52

Unvested at December 31, 2010	3,468,750	$8.13
Granted (1)	1,603,899	7.20
Vested	(721,500)	5.63
Forfeited	(62,125)	6.42

Unvested at December 31, 2011	4,289,024	$8.23
Granted (2)	1,343,250	3.79
Vested	(2,323,431)	9.47
Forfeited	(745,332)	7.08

Unvested at December 31, 2012	2,563,511	$5.12

(1)	Includes 255,000 and 104,100 restricted stock units issued in 2010 and 2011, respectively, which entitle the holder to receive one share of the Company’s Class B common stock upon satisfaction of certain service and market conditions.
(2)	Includes 202,000 restricted stock awards issued in 2012, which vest upon satisfaction of certain service and market conditions.

The Company issues restricted stock to employees for future services and in connection with acquisitions. Restricted stock awards grants are generally measured at fair value on the date of grant based on the number of awards granted and the quoted price of the Company’s common stock. Restricted shares issued are accounted for under FASB ASC 718 using the straight-line method net of estimated forfeitures.

As of December 31, 2012, there was $13.3 million of total restricted stock compensation expense related to non-vested awards not yet recognized, which is expected to be recognized over a weighted average period of 2.6 years.

In the second quarter of 2012, vesting of approximately 195,000 restricted shares were fully accelerated in connection with a separation agreement. In the fourth quarter of 2012, 1,050,000 restricted shares that would otherwise have vested on January 1, 2013 were vested on December 31, 2012.

During 2012, the Company repurchased 391,000 shares from certain executives for minimum withholding taxes on 1,255,000 restricted stock award vests. The number of shares repurchased was based on the value on the vesting date of the restricted stock awards equivalent to the value of the executives’ minimum withholding taxes of $1.6 million. The Company then remitted cash to the appropriate taxing authorities. The payments are reflected as a financing activity within the consolidated statement of cash flows when paid. The payments had the effect of share repurchases by the Company as they reduced the number of shares that would have otherwise been issued on the vesting date and were recorded as a reduction of additional paid in capital.

(c) Employee Stock Purchase Plan

On February 15, 2004, the Company’s board of directors and stockholders approved the 2004 Employee Stock Purchase Plan, which became effective on March 30, 2004. The Company has authorized an aggregate of 300,000 shares of Class B common stock for issuance under the plan to participating employees.

The original plan provided eligible employees the opportunity to purchase the Company’s Class B common stock for amounts up to 15% of their compensation during offering periods. Under the plan, no employee was permitted to purchase stock worth more than $25,000 in any calendar year, valued as of the first day of each offering period.

In December 2005, the compensation committee of the Company’s board of directors amended the 2004 Employee Stock Purchase Plan to provide that effective January 1, 2006 eligible participants may purchase the Company’s Class B common stock under the purchase plan at a price equal to 95% of the fair value on the last day of an offering period. During the year ended December 31, 2010, 3,304 shares were purchased at prices ranging from $3.66 to $9.06 per share. During the year ended December 31, 2011, 3,637 shares were purchased at prices ranging from $5.94 to $8.44 per share. During the year ended December 31, 2012, 9,817 shares were purchased at prices ranging from $3.43 to $4.24 per share. At December 31, 2012, approximately 214,000 shares were available under the purchase plan for future issuance.